Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Investments at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
	Fair Value as of December 31, 2025
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$37,889	$—	$37,889
Common/collective trust funds	—	337,363	337,363
Mutual funds	13,239	—	13,239
Separate account:
Common stock	30,193	—	30,193
Common/collective trust funds	—	869	869
Other	978	—	978
Total	$82,299	$338,232	$420,531

	Fair Value as of December 31, 2024
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$41,341	$—	$41,341
Common/collective trust funds	—	305,953	305,953
Mutual funds	15,540	—	15,540
Separate account:
Common stock	28,941	—	28,941
Common/collective trust funds	—	791	791
Other	543	—	543
Total	$86,365	$306,745	$393,110
Amounts may not add due to rounding